Cover	Nov. 12, 2025
Cover [Abstract]
Entity Registrant Name	SUI GROUP HOLDINGS LIMITED
Entity Central Index Key	0001425355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 12, 2025
Entity File Number	001-41472
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	90-0316651
Entity Address Address Line 1	1907 Wayzata Blvd
Entity Address Address Line 2	Suite #205
Entity Address City Or Town	Wayzata
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	SUIG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false